Summary of Significant Accounting Policies - Concentration of risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk | Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		30.50%	59.50%
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	10.30%		18.70%
Customer Concentration Risk | Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage			22.00%
Customer Concentration Risk | Revenue from Contract with Customer | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	11.50%	24.30%	27.40%	63.00%
Customer Concentration Risk | Revenue from Contract with Customer | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	13.20%	21.30%	12.10%	16.10%
Customer Concentration Risk | Revenue from Contract with Customer | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	14.20%	17.80%
Customer Concentration Risk | Revenue from Contract with Customer | Customer Four
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%
Supplier Concentration Risk | Accounts Payable | Supplier One
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%		0.00%
Supplier Concentration Risk | Accounts Payable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage				21.70%